DIMENSIONAL INVESTMENT GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2024
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedules of Investments
U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio III
DFA International Value Portfolio
DFA International Value Portfolio III
Emerging Markets Portfolio II
DFA Two-Year Fixed Income Portfolio
DFA Two-Year Government Portfolio
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Emerging Markets Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of January 31, 2024.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

∞	Rates reflect the effective yields at purchase date.

U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (8.8%)
*	Alphabet, Inc., Class A	1,605,552	$224,937,835
*	Alphabet, Inc., Class C	1,351,296	191,613,773
	AT&T, Inc.	1,940,814	34,333,000
*	Charter Communications, Inc., Class A	27,359	10,142,255
	Comcast Corp., Class A	1,089,798	50,719,199
	Electronic Arts, Inc.	66,466	9,144,392
	Fox Corp., Class A	68,565	2,214,650
	Fox Corp., Class B	37,420	1,122,974
	Interpublic Group of Cos., Inc.	104,028	3,431,884
*	Live Nation Entertainment, Inc.	37,933	3,370,347
*	Match Group, Inc.	72,852	2,796,060
*	Meta Platforms, Inc., Class A	602,179	234,934,115
*	Netflix, Inc., Class B	118,768	66,998,216
	News Corp., Class A	101,442	2,499,531
	News Corp., Class B	30,512	780,192
	Omnicom Group, Inc.	53,945	4,875,549
	Paramount Global, Class B	130,276	1,900,727
*	Take-Two Interactive Software, Inc.	42,952	7,084,073
	T-Mobile U.S., Inc.	137,841	22,224,104
	Verizon Communications, Inc.	1,140,953	48,319,360
	Walt Disney Co.	496,587	47,697,181
*	Warner Bros Discovery, Inc.	602,213	6,034,174
TOTAL COMMUNICATION SERVICES			977,173,591
CONSUMER DISCRETIONARY — (10.3%)
*	Airbnb, Inc., Class A	117,912	16,995,836
*	Amazon.com, Inc.	2,467,109	382,895,317
*	Aptiv PLC	76,350	6,209,546
*	AutoZone, Inc.	4,766	13,164,312
	Bath & Body Works, Inc.	62,809	2,679,432
	Best Buy Co., Inc.	53,105	3,849,581
*	Booking Holdings, Inc.	9,470	33,215,741
	BorgWarner, Inc.	65,103	2,206,992
*	Caesars Entertainment, Inc.	57,806	2,535,949
*	CarMax, Inc.	43,171	3,072,912
*	Carnival Corp.	273,286	4,531,082
*	Chipotle Mexican Grill, Inc.	7,449	17,942,928
	Darden Restaurants, Inc.	32,528	5,288,402
	Domino's Pizza, Inc.	9,391	4,002,632
	DR Horton, Inc.	82,069	11,728,481
	eBay, Inc.	140,074	5,752,839
*	Etsy, Inc.	32,487	2,162,335
*	Expedia Group, Inc.	35,934	5,330,090
	Ford Motor Co.	1,066,969	12,504,877
	Garmin Ltd.	41,374	4,943,779
	General Motors Co.	370,974	14,393,791
	Genuine Parts Co.	37,889	5,313,174
	Hasbro, Inc.	36,152	1,769,640
	Hilton Worldwide Holdings, Inc.	69,324	13,238,111
	Home Depot, Inc.	271,351	95,776,049
	Las Vegas Sands Corp.	101,068	4,944,247
	Lennar Corp., Class A	67,997	10,189,350
	LKQ Corp.	73,578	3,433,885

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lowe's Cos., Inc.	156,418	$33,292,007
*	Lululemon Athletica, Inc.	31,288	14,199,120
	Marriott International, Inc., Class A	66,867	16,030,026
	McDonald's Corp.	196,834	57,617,248
	MGM Resorts International	74,754	3,242,081
*	Mohawk Industries, Inc.	14,631	1,525,282
	NIKE, Inc., Class B	331,821	33,689,786
#*	Norwegian Cruise Line Holdings Ltd.	115,275	2,051,895
*	NVR, Inc.	859	6,077,674
*	O'Reilly Automotive, Inc.	16,038	16,407,676
#	Pool Corp.	10,508	3,901,095
	PulteGroup, Inc.	58,241	6,089,679
	Ralph Lauren Corp.	11,037	1,585,686
	Ross Stores, Inc.	91,526	12,839,267
*	Royal Caribbean Cruises Ltd.	63,967	8,155,793
	Starbucks Corp.	310,174	28,855,487
	Tapestry, Inc.	63,153	2,449,705
*	Tesla, Inc.	750,356	140,534,175
	TJX Cos., Inc.	310,569	29,476,104
	Tractor Supply Co.	29,134	6,543,496
*	Ulta Beauty, Inc.	13,452	6,753,577
	VF Corp.	87,327	1,437,402
	Whirlpool Corp.	15,023	1,645,319
	Wynn Resorts Ltd.	26,260	2,479,732
	Yum! Brands, Inc.	75,742	9,807,832
TOTAL CONSUMER DISCRETIONARY			1,136,758,454
CONSUMER STAPLES — (6.1%)
	Altria Group, Inc.	479,806	19,249,817
	Archer-Daniels-Midland Co.	145,081	8,063,602
#	Brown-Forman Corp., Class B	49,875	2,738,137
	Bunge Global SA	39,891	3,513,998
	Campbell Soup Co.	52,825	2,357,580
	Church & Dwight Co., Inc.	66,649	6,654,903
	Clorox Co.	33,848	4,916,422
	Coca-Cola Co.	1,055,893	62,815,075
	Colgate-Palmolive Co.	222,910	18,769,022
	Conagra Brands, Inc.	130,741	3,811,100
	Constellation Brands, Inc., Class A	43,659	10,699,948
	Costco Wholesale Corp.	120,134	83,478,714
	Dollar General Corp.	59,732	7,888,805
*	Dollar Tree, Inc.	56,994	7,444,556
	Estee Lauder Cos., Inc., Class A	63,271	8,351,139
	General Mills, Inc.	158,101	10,262,336
	Hershey Co.	40,778	7,892,174
	Hormel Foods Corp.	78,078	2,371,229
	J M Smucker Co.	29,030	3,818,896
	Kellanova	72,327	3,960,626
	Kenvue, Inc.	465,626	9,666,396
	Keurig Dr Pepper, Inc.	274,435	8,628,236
	Kimberly-Clark Corp.	91,637	11,085,328
	Kraft Heinz Co.	216,829	8,050,861
	Kroger Co.	179,211	8,268,796
	Lamb Weston Holdings, Inc.	39,766	4,073,629
	McCormick & Co., Inc.	67,851	4,624,724
	Molson Coors Beverage Co., Class B	50,094	3,095,308
	Mondelez International, Inc., Class A	369,315	27,798,340
*	Monster Beverage Corp.	201,087	11,063,807
	PepsiCo, Inc.	373,088	62,876,521

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Philip Morris International, Inc.	421,333	$38,278,103
	Procter & Gamble Co.	639,499	100,490,873
	Sysco Corp.	136,680	11,061,512
	Target Corp.	125,133	17,403,498
	Tyson Foods, Inc., Class A	76,904	4,211,263
	Walgreens Boots Alliance, Inc.	193,943	4,377,293
	Walmart, Inc.	387,107	63,969,432
TOTAL CONSUMER STAPLES			678,081,999
ENERGY — (3.8%)
	APA Corp.	83,121	2,604,181
	Baker Hughes Co.	272,225	7,758,412
	Chevron Corp.	476,391	70,234,325
	ConocoPhillips	322,295	36,055,142
	Coterra Energy, Inc.	205,155	5,104,256
	Devon Energy Corp.	174,583	7,335,978
	Diamondback Energy, Inc.	48,585	7,469,458
	EOG Resources, Inc.	158,063	17,985,989
	EQT Corp.	112,807	3,993,368
	Exxon Mobil Corp.	1,086,846	111,738,637
	Halliburton Co.	242,035	8,628,548
	Hess Corp.	74,796	10,511,082
	Kinder Morgan, Inc.	523,010	8,849,329
	Marathon Oil Corp.	160,690	3,671,767
	Marathon Petroleum Corp.	102,949	17,048,354
	Occidental Petroleum Corp.	179,641	10,341,932
	ONEOK, Inc.	157,720	10,764,390
	Phillips 66	119,312	17,217,915
	Pioneer Natural Resources Co.	63,403	14,571,911
	Schlumberger NV	388,320	18,911,184
	Targa Resources Corp.	60,597	5,148,321
	Valero Energy Corp.	92,729	12,880,058
	Williams Cos., Inc.	329,733	11,428,546
TOTAL ENERGY			420,253,083
FINANCIALS — (13.1%)
	Aflac, Inc.	144,808	12,213,107
	Allstate Corp.	70,787	10,989,682
	American Express Co.	156,282	31,372,049
	American International Group, Inc.	189,821	13,194,458
	Ameriprise Financial, Inc.	27,522	10,646,335
	Aon PLC, Class A	54,298	16,204,152
*	Arch Capital Group Ltd.	101,158	8,338,454
	Arthur J Gallagher & Co.	58,568	13,597,147
	Assurant, Inc.	13,995	2,350,460
	Bank of America Corp.	1,868,325	63,541,733
	Bank of New York Mellon Corp.	209,232	11,604,007
*	Berkshire Hathaway, Inc., Class B	493,625	189,423,657
	BlackRock, Inc.	37,959	29,392,033
	Blackstone, Inc.	192,478	23,953,887
	Brown & Brown, Inc.	63,543	4,928,395
	Capital One Financial Corp.	103,648	14,025,647
	Cboe Global Markets, Inc.	28,649	5,267,119
	Charles Schwab Corp.	403,910	25,414,017
	Chubb Ltd.	110,712	27,124,440
	Cincinnati Financial Corp.	42,351	4,692,491
	Citigroup, Inc.	519,560	29,183,685
	Citizens Financial Group, Inc.	127,283	4,162,154

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CME Group, Inc.	97,787	$20,128,476
	Comerica, Inc.	35,880	1,886,570
	Discover Financial Services	67,657	7,139,167
	Everest Group Ltd.	11,707	4,506,844
	FactSet Research Systems, Inc.	10,368	4,934,339
	Fidelity National Information Services, Inc.	160,034	9,963,717
	Fifth Third Bancorp	183,498	6,282,971
*	Fiserv, Inc.	162,591	23,066,785
*	FleetCor Technologies, Inc.	19,415	5,628,991
	Franklin Resources, Inc.	77,988	2,076,820
	Global Payments, Inc.	70,905	9,446,673
	Globe Life, Inc.	23,301	2,861,829
	Goldman Sachs Group, Inc.	88,390	33,942,644
	Hartford Financial Services Group, Inc.	81,364	7,075,413
	Huntington Bancshares, Inc.	393,279	5,006,442
	Intercontinental Exchange, Inc.	155,465	19,795,358
	Invesco Ltd.	121,478	1,922,997
	Jack Henry & Associates, Inc.	19,591	3,248,776
	JPMorgan Chase & Co.	784,380	136,764,497
	KeyCorp	253,571	3,684,387
	Loews Corp.	49,060	3,574,512
	M&T Bank Corp.	45,063	6,223,200
	MarketAxess Holdings, Inc.	10,353	2,334,705
	Marsh & McLennan Cos., Inc.	133,669	25,910,399
	Mastercard, Inc., Class A	224,686	100,935,692
	MetLife, Inc.	169,225	11,730,677
	Moody's Corp.	42,746	16,758,142
	Morgan Stanley	343,066	29,929,078
	MSCI, Inc.	21,448	12,839,202
	Nasdaq, Inc.	91,709	5,298,029
	Northern Trust Corp.	55,924	4,453,787
*	PayPal Holdings, Inc.	292,783	17,962,237
	PNC Financial Services Group, Inc.	107,808	16,301,648
	Principal Financial Group, Inc.	60,121	4,755,571
	Progressive Corp.	158,818	28,309,308
	Prudential Financial, Inc.	98,105	10,294,158
	Raymond James Financial, Inc.	50,869	5,604,746
	Regions Financial Corp.	249,944	4,666,454
	S&P Global, Inc.	87,937	39,426,554
	State Street Corp.	83,419	6,162,162
	Synchrony Financial	112,809	4,384,886
	T Rowe Price Group, Inc.	60,976	6,612,847
	Travelers Cos., Inc.	62,064	13,117,847
	Truist Financial Corp.	361,868	13,410,828
	U.S. Bancorp	422,225	17,539,226
#	Visa, Inc., Class A	432,488	118,181,671
	W R Berkley Corp.	54,970	4,500,944
	Wells Fargo & Co.	985,578	49,456,304
	Willis Towers Watson PLC	27,949	6,883,839
	Zions Bancorp NA	39,527	1,656,181
TOTAL FINANCIALS			1,450,197,639
HEALTH CARE — (12.7%)
	Abbott Laboratories	470,940	53,286,861
	AbbVie, Inc.	479,069	78,758,944
	Agilent Technologies, Inc.	79,572	10,352,317
*	Align Technology, Inc.	19,260	5,148,583
	Amgen, Inc.	145,245	45,644,694
	Baxter International, Inc.	136,789	5,292,366

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Becton Dickinson & Co.	78,757	$18,807,959
*	Biogen, Inc.	39,143	9,655,012
*	Bio-Rad Laboratories, Inc., Class A	5,798	1,860,520
	Bio-Techne Corp.	43,149	3,034,238
*	Boston Scientific Corp.	396,948	25,110,931
	Bristol-Myers Squibb Co.	552,373	26,994,469
	Cardinal Health, Inc.	66,726	7,285,812
*	Catalent, Inc.	47,930	2,475,105
	Cencora, Inc.	45,020	10,475,254
*	Centene Corp.	145,370	10,947,815
*	Charles River Laboratories International, Inc.	13,833	2,991,801
	Cigna Group	79,351	23,880,683
††	Contra Abiomed, Inc.	13,246	206,770
	Cooper Cos., Inc.	13,464	5,022,476
	CVS Health Corp.	347,755	25,862,539
	Danaher Corp.	178,490	42,821,536
*	DaVita, Inc.	14,992	1,621,535
	DENTSPLY SIRONA, Inc.	57,740	2,006,465
*	Dexcom, Inc.	104,573	12,689,934
*	Edwards Lifesciences Corp.	164,986	12,946,451
	Elevance Health, Inc.	63,780	31,471,603
	Eli Lilly & Co.	216,352	139,679,015
*	GE HealthCare Technologies, Inc.	106,312	7,799,048
	Gilead Sciences, Inc.	337,519	26,414,237
	HCA Healthcare, Inc.	53,655	16,359,410
*	Henry Schein, Inc.	36,099	2,701,649
*	Hologic, Inc.	66,209	4,928,598
	Humana, Inc.	33,286	12,584,105
*	IDEXX Laboratories, Inc.	22,528	11,603,722
*	Illumina, Inc.	43,139	6,169,308
*	Incyte Corp.	50,650	2,976,701
*	Insulet Corp.	18,797	3,587,783
*	Intuitive Surgical, Inc.	95,562	36,143,460
*	IQVIA Holdings, Inc.	49,601	10,328,416
	Johnson & Johnson	653,164	103,787,760
	Laboratory Corp. of America Holdings	22,863	5,082,445
	McKesson Corp.	36,108	18,050,028
	Medtronic PLC	361,075	31,608,506
	Merck & Co., Inc.	687,588	83,046,879
*	Mettler-Toledo International, Inc.	5,847	6,999,970
*	Moderna, Inc.	90,343	9,129,160
*	Molina Healthcare, Inc.	15,769	5,620,702
	Pfizer, Inc.	1,532,436	41,498,367
	Quest Diagnostics, Inc.	30,359	3,899,006
*	Regeneron Pharmaceuticals, Inc.	29,081	27,416,985
	ResMed, Inc.	39,907	7,590,311
	Revvity, Inc.	33,782	3,620,755
	STERIS PLC	26,754	5,857,788
	Stryker Corp.	91,784	30,791,696
	Teleflex, Inc.	12,902	3,132,993
	Thermo Fisher Scientific, Inc.	104,850	56,512,053
	UnitedHealth Group, Inc.	250,949	128,420,641
	Universal Health Services, Inc., Class B	16,524	2,624,176
*	Vertex Pharmaceuticals, Inc.	69,949	30,314,498
	Viatris, Inc.	321,711	3,786,539
*	Waters Corp.	16,086	5,110,683
	West Pharmaceutical Services, Inc.	20,099	7,497,530
	Zimmer Biomet Holdings, Inc.	56,846	7,139,858

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Zoetis, Inc.	124,393	$23,362,249
TOTAL HEALTH CARE			1,409,829,703
INDUSTRIALS — (8.5%)
	3M Co.	150,313	14,182,032
	A O Smith Corp.	32,715	2,539,011
	Allegion PLC	23,646	2,929,503
#*	American Airlines Group, Inc.	173,933	2,475,067
	AMETEK, Inc.	62,379	10,108,517
	Automatic Data Processing, Inc.	111,489	27,401,766
*	Axon Enterprise, Inc.	18,954	4,720,683
*	Boeing Co.	154,177	32,537,514
	Broadridge Financial Solutions, Inc.	31,847	6,503,157
*	Builders FirstSource, Inc.	33,543	5,827,425
	Carrier Global Corp.	227,405	12,441,328
	Caterpillar, Inc.	138,457	41,580,022
	CH Robinson Worldwide, Inc.	31,089	2,614,274
	Cintas Corp.	23,513	14,215,254
*	Copart, Inc.	237,534	11,411,133
	CSX Corp.	536,851	19,165,581
	Cummins, Inc.	38,565	9,228,605
#*	Dayforce, Inc.	42,124	2,928,460
	Deere & Co.	72,709	28,616,808
	Delta Air Lines, Inc.	174,119	6,815,018
	Dover Corp.	37,666	5,641,613
	Eaton Corp. PLC	108,351	26,663,014
	Emerson Electric Co.	154,479	14,170,359
	Equifax, Inc.	33,353	8,149,472
	Expeditors International of Washington, Inc.	39,132	4,943,546
	Fastenal Co.	154,607	10,548,836
	FedEx Corp.	62,625	15,110,786
	Fortive Corp.	95,197	7,442,501
*	Generac Holdings, Inc.	16,708	1,899,198
	General Dynamics Corp.	61,337	16,253,692
	General Electric Co.	295,290	39,102,302
	Honeywell International, Inc.	178,937	36,191,798
	Howmet Aerospace, Inc.	106,842	6,010,931
	Hubbell, Inc.	14,488	4,861,738
	Huntington Ingalls Industries, Inc.	10,969	2,840,093
	IDEX Corp.	20,554	4,347,171
	Illinois Tool Works, Inc.	74,332	19,393,219
	Ingersoll Rand, Inc.	110,219	8,802,089
	Jacobs Solutions, Inc.	33,977	4,579,080
	JB Hunt Transport Services, Inc.	22,048	4,431,207
	Johnson Controls International PLC	184,052	9,697,700
	L3Harris Technologies, Inc.	51,173	10,665,477
	Leidos Holdings, Inc.	37,695	4,164,167
	Lockheed Martin Corp.	59,934	25,736,259
	Masco Corp.	60,564	4,075,352
	Nordson Corp.	14,694	3,698,774
	Norfolk Southern Corp.	61,342	14,430,092
	Northrop Grumman Corp.	38,372	17,143,075
	Old Dominion Freight Line, Inc.	24,193	9,459,947
	Otis Worldwide Corp.	111,228	9,837,004
	PACCAR, Inc.	142,084	14,263,813
	Parker-Hannifin Corp.	34,930	16,224,985
	Paychex, Inc.	86,848	10,572,007
	Paycom Software, Inc.	13,245	2,519,729
	Pentair PLC	44,642	3,266,455

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Quanta Services, Inc.	39,574	$7,679,335
	Republic Services, Inc.	55,507	9,498,358
	Robert Half, Inc.	29,262	2,327,499
	Rockwell Automation, Inc.	31,259	7,917,280
	Rollins, Inc.	76,539	3,314,904
	RTX Corp.	389,773	35,516,116
	Snap-on, Inc.	14,272	4,137,881
	Southwest Airlines Co.	162,303	4,851,237
	Stanley Black & Decker, Inc.	41,570	3,878,481
	Textron, Inc.	52,644	4,459,473
	Trane Technologies PLC	62,148	15,664,403
	TransDigm Group, Inc.	15,027	16,419,702
*	Uber Technologies, Inc.	557,888	36,413,350
	Union Pacific Corp.	165,450	40,358,218
*	United Airlines Holdings, Inc.	88,063	3,644,047
	United Parcel Service, Inc., Class B	196,315	27,857,098
	United Rentals, Inc.	18,427	11,524,246
	Veralto Corp.	59,063	4,529,541
	Verisk Analytics, Inc.	39,173	9,461,455
	Waste Management, Inc.	99,402	18,451,993
	Westinghouse Air Brake Technologies Corp.	48,488	6,379,566
	WW Grainger, Inc.	12,005	10,752,158
	Xylem, Inc.	65,563	7,371,904
TOTAL INDUSTRIALS			947,786,884
INFORMATION TECHNOLOGY — (29.4%)
	Accenture PLC, Class A	170,310	61,972,403
*	Adobe, Inc.	123,544	76,323,012
*	Advanced Micro Devices, Inc.	438,405	73,516,134
*	Akamai Technologies, Inc.	40,968	5,048,487
	Amphenol Corp., Class A	162,460	16,424,706
	Analog Devices, Inc.	135,238	26,014,382
*	ANSYS, Inc.	23,673	7,760,720
	Apple, Inc.	3,966,067	731,342,755
	Applied Materials, Inc.	227,045	37,303,493
*	Arista Networks, Inc.	68,382	17,689,056
*	Autodesk, Inc.	58,120	14,751,437
	Broadcom, Inc.	119,091	140,527,380
*	Cadence Design Systems, Inc.	73,870	21,308,540
	CDW Corp.	36,508	8,277,094
	Cisco Systems, Inc.	1,099,202	55,157,956
	Cognizant Technology Solutions Corp., Class A	135,438	10,444,978
	Corning, Inc.	208,561	6,776,147
*	Enphase Energy, Inc.	37,130	3,866,347
*	EPAM Systems, Inc.	15,591	4,336,013
*	F5, Inc.	16,320	2,997,984
*	Fair Isaac Corp.	6,677	8,004,588
*	First Solar, Inc.	28,963	4,237,287
*	Fortinet, Inc.	173,271	11,174,247
*	Gartner, Inc.	21,168	9,683,090
	Gen Digital, Inc.	152,263	3,575,135
	Hewlett Packard Enterprise Co.	348,266	5,324,987
	HP, Inc.	235,209	6,752,850
	Intel Corp.	1,144,105	49,288,043
	International Business Machines Corp.	247,821	45,514,805
	Intuit, Inc.	76,058	48,017,697
	Jabil, Inc.	34,778	4,357,336
	Juniper Networks, Inc.	85,851	3,173,053
*	Keysight Technologies, Inc.	47,895	7,340,388

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	KLA Corp.	36,817	$21,870,771
	Lam Research Corp.	35,775	29,520,457
	Microchip Technology, Inc.	146,754	12,500,506
	Micron Technology, Inc.	297,372	25,499,649
	Microsoft Corp.	2,016,254	801,622,265
	Monolithic Power Systems, Inc.	12,976	7,820,895
	Motorola Solutions, Inc.	45,132	14,419,674
	NetApp, Inc.	56,194	4,900,117
	NVIDIA Corp.	670,087	412,284,428
	NXP Semiconductors NV	69,709	14,678,624
*	ON Semiconductor Corp.	116,498	8,286,503
	Oracle Corp.	431,187	48,163,588
#*	Palo Alto Networks, Inc.	84,349	28,552,980
*	PTC, Inc.	32,344	5,842,944
*	Qorvo, Inc.	26,726	2,665,651
	QUALCOMM, Inc.	302,058	44,858,634
	Roper Technologies, Inc.	29,068	15,609,516
*	Salesforce, Inc.	264,023	74,214,225
	Seagate Technology Holdings PLC	52,792	4,523,218
*	ServiceNow, Inc.	55,637	42,584,560
	Skyworks Solutions, Inc.	42,780	4,468,799
*	Synopsys, Inc.	41,200	21,974,020
	TE Connectivity Ltd.	84,600	12,029,274
*	Teledyne Technologies, Inc.	12,706	5,317,080
	Teradyne, Inc.	41,801	4,037,559
	Texas Instruments, Inc.	246,490	39,467,979
*	Trimble, Inc.	67,204	3,417,995
*	Tyler Technologies, Inc.	11,369	4,806,245
*	VeriSign, Inc.	23,880	4,749,254
*	Western Digital Corp.	88,397	5,060,728
*	Zebra Technologies Corp., Class A	13,793	3,304,113
TOTAL INFORMATION TECHNOLOGY			3,257,334,781
MATERIALS — (2.3%)
	Air Products & Chemicals, Inc.	60,147	15,380,189
#	Albemarle Corp.	31,553	3,620,391
	Amcor PLC	396,816	3,741,975
	Avery Dennison Corp.	21,867	4,361,373
	Ball Corp.	85,675	4,750,679
	Celanese Corp.	27,462	4,017,416
	CF Industries Holdings, Inc.	51,771	3,909,228
	Corteva, Inc.	191,416	8,705,600
	Dow, Inc.	190,194	10,194,398
	DuPont de Nemours, Inc.	116,777	7,216,819
	Eastman Chemical Co.	32,636	2,726,738
	Ecolab, Inc.	68,971	13,671,432
	FMC Corp.	34,384	1,932,381
	Freeport-McMoRan, Inc.	387,779	15,390,949
	International Flavors & Fragrances, Inc.	69,148	5,578,861
	International Paper Co.	92,828	3,326,027
	Linde PLC	131,588	53,270,770
	LyondellBasell Industries NV, Class A	69,643	6,554,799
	Martin Marietta Materials, Inc.	16,808	8,545,523
	Mosaic Co.	89,365	2,744,399
	Newmont Corp.	312,805	10,794,901
	Nucor Corp.	66,932	12,511,599
	Packaging Corp. of America	24,439	4,053,941
	PPG Industries, Inc.	64,267	9,064,218
	Sherwin-Williams Co.	63,932	19,459,622

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Steel Dynamics, Inc.	40,905	$4,936,824
	Vulcan Materials Co.	36,201	8,181,788
	Westrock Co.	70,766	2,849,039
TOTAL MATERIALS			251,491,879
REAL ESTATE — (2.4%)
	Alexandria Real Estate Equities, Inc.	42,338	5,118,664
	American Tower Corp.	126,661	24,781,225
	AvalonBay Communities, Inc.	38,473	6,887,052
	Boston Properties, Inc.	39,700	2,640,050
	Camden Property Trust	28,981	2,719,577
*	CBRE Group, Inc., Class A	82,513	7,121,697
*	CoStar Group, Inc.	110,251	9,203,753
	Crown Castle, Inc.	117,812	12,753,149
	Digital Realty Trust, Inc.	82,028	11,521,653
	Equinix, Inc.	25,457	21,123,455
	Equity Residential	93,546	5,630,534
	Essex Property Trust, Inc.	17,449	4,070,328
	Extra Space Storage, Inc.	57,422	8,294,034
	Federal Realty Investment Trust	19,860	2,020,358
	Healthpeak Properties, Inc.	150,724	2,788,394
	Host Hotels & Resorts, Inc.	189,516	3,642,497
	Invitation Homes, Inc.	156,652	5,158,550
	Iron Mountain, Inc.	79,425	5,362,776
	Kimco Realty Corp.	181,424	3,664,765
	Mid-America Apartment Communities, Inc.	31,457	3,975,536
	Prologis, Inc.	250,808	31,774,865
	Public Storage	42,949	12,162,727
	Realty Income Corp.	225,404	12,259,724
	Regency Centers Corp.	45,171	2,830,867
	SBA Communications Corp.	29,412	6,584,170
	Simon Property Group, Inc.	88,820	12,311,340
	UDR, Inc.	83,034	2,990,885
	Ventas, Inc.	109,661	5,087,174
	VICI Properties, Inc.	280,921	8,461,340
	Welltower, Inc.	150,434	13,014,045
	Weyerhaeuser Co.	197,261	6,464,243
TOTAL REAL ESTATE			262,419,427
UTILITIES — (2.2%)
#	AES Corp.	184,721	3,081,146
	Alliant Energy Corp.	68,808	3,348,197
	Ameren Corp.	71,641	4,984,064
	American Electric Power Co., Inc.	143,165	11,186,913
	American Water Works Co., Inc.	52,823	6,551,109
	Atmos Energy Corp.	40,194	4,579,704
	CenterPoint Energy, Inc.	169,682	4,740,915
	CMS Energy Corp.	79,374	4,537,018
	Consolidated Edison, Inc.	93,897	8,535,237
	Constellation Energy Corp.	86,828	10,593,016
	Dominion Energy, Inc.	226,287	10,345,842
	DTE Energy Co.	56,248	5,929,664
	Duke Energy Corp.	209,426	20,069,294
	Edison International	104,100	7,024,668
	Entergy Corp.	57,362	5,722,433
	Evergy, Inc.	63,294	3,213,436
	Eversource Energy	94,779	5,138,917
	Exelon Corp.	269,004	9,364,029

U.S. Large Company Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
FirstEnergy Corp.	140,317	$5,146,828
NextEra Energy, Inc.	556,067	32,602,208
NiSource, Inc.	113,182	2,939,337
NRG Energy, Inc.	61,643	3,269,545
PG&E Corp.	580,136	9,786,894
Pinnacle West Capital Corp.	30,915	2,130,044
PPL Corp.	199,777	5,234,157
Public Service Enterprise Group, Inc.	135,790	7,874,462
Sempra	170,965	12,234,256
Southern Co.	296,494	20,612,263
WEC Energy Group, Inc.	85,849	6,933,165
Xcel Energy, Inc.	150,549	9,013,369
TOTAL UTILITIES		246,722,130
TOTAL COMMON STOCKS Cost ($2,730,022,016)		11,038,049,570

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	31,536,972	31,536,972
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	1,129,321	13,063,983
TOTAL INVESTMENTS — (100.0%)
(Cost $2,774,622,971)^^			$11,082,650,525
As of January 31, 2024, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	129	03/15/24	$31,124,249	$31,414,725	$290,476
Total Futures Contracts			$31,124,249	$31,414,725	$290,476
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$977,173,591	—	—	$977,173,591
Consumer Discretionary	1,136,758,454	—	—	1,136,758,454
Consumer Staples	678,081,999	—	—	678,081,999
Energy	420,253,083	—	—	420,253,083
Financials	1,450,197,639	—	—	1,450,197,639
Health Care	1,409,622,933	—	$206,770	1,409,829,703
Industrials	947,786,884	—	—	947,786,884
Information Technology	3,257,334,781	—	—	3,257,334,781
Materials	251,491,879	—	—	251,491,879
Real Estate	262,419,427	—	—	262,419,427
Utilities	246,722,130	—	—	246,722,130
Temporary Cash Investments	31,536,972	—	—	31,536,972

U.S. Large Company Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$13,063,983	—	$13,063,983
Futures Contracts**	$290,476	—	—	290,476
TOTAL	$11,069,670,248	$13,063,983	$206,770^	$11,082,941,001
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Large Cap Value Portfolio III
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$3,598,575,103
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,598,575,103
Summary of the Portfolio's Master Fund's investments as of January 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,917,359,335
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$8,917,359,335
Summary of the Portfolio's Master Fund's investments as of January 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio III
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$2,892,985,024
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$2,892,985,024
Summary of the Portfolio's Master Fund's investments as of January 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Portfolio II
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$53,426,461
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$53,426,461
Summary of the Portfolio's Master Fund's investments as of January 31, 2024, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA Two-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Face Amount	Value†
		(000)
BONDS — (39.9%)
Agence Francaise de Developpement EPIC
	3.125%, 06/30/24	2,200	$2,179,431
Amazon.com, Inc.
	2.730%, 04/13/24	1,000	994,237
Asian Development Bank
	1.625%, 03/15/24	2,700	2,687,750
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	6.088%, 07/03/25	400	401,246
Caisse d'Amortissement de la Dette Sociale
	3.375%, 03/20/24	3,000	2,991,009
CDP Financial, Inc.
	3.150%, 07/24/24	500	494,732
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
#(r)Ω	5.756%, 05/19/25	500	500,511
(r)	5.756%, 05/19/25	400	400,409
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.722%, 07/07/25	656	654,564
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.630%, FRN
(r)Ω	5.976%, 09/12/25	1,000	1,000,984
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.085%, 03/14/25	1,275	1,279,160
(r)	6.094%, 03/14/25	543	544,772
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	6.104%, 03/13/26	400	401,079
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.700%, FRN
(r)	6.019%, 07/18/25	770	771,633
DBS Group Holdings Ltd., Floating Rate Note, SOFR + 0.610%, FRN
(r)Ω	5.965%, 09/12/25	1,700	1,701,211
		Face Amount	Value†
		(000)
	Erste Abwicklungsanstalt
	0.250%, 03/01/24	3,600	$3,585,053
	European Investment Bank
	2.625%, 03/15/24	600	597,924
	Export Development Canada
	2.625%, 02/21/24	2,225	2,221,536
	FMS Wertmanagement
	0.375%, 05/06/24	200	197,400
	Inter-American Development Bank
	3.000%, 02/21/24	628	627,133
	Inter-American Development Bank, Floating Rate Note, SOFR + 0.170%, FRN
(r)	5.524%, 09/16/26	700	697,529
	International Bank for Reconstruction & Development
	2.500%, 03/19/24	862	858,618
	2.250%, 03/28/24	433	430,799
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.180%, FRN
(r)	5.534%, 06/15/26	1,500	1,496,851
	International Finance Corp., Floating Rate Note, SOFR + 0.280%, FRN
(r)	5.634%, 03/16/26	500	500,815
	Kommunalbanken AS
	2.750%, 02/05/24	2,132	2,131,511
	Kommunalbanken AS, SOFR + 1.000%, FRN
(r)	6.354%, 06/17/26	1,296	1,313,934
	Kommuninvest I Sverige AB
	0.375%, 02/16/24	2,500	2,494,774
Ω	1.375%, 05/08/24	1,000	988,957
	Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24	1,500	1,492,246
	Kuntarahoitus OYJ, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.346%, 07/15/26	600	608,370
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.250%, 02/12/24	1,838	1,835,353
	2.000%, 07/23/24	400	393,665

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	5.970%, 12/10/25	350	$350,939
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.380%, FRN
(r)Ω	5.700%, 01/12/25	250	249,942
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω	6.118%, 05/13/25	270	270,804
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.860%, FRN
(r)	6.215%, 06/09/25	825	828,789
Nederlandse Waterschapsbank NV
	1.125%, 03/15/24	200	198,988
Nordea Bank Abp
Ω	0.625%, 05/24/24	1,500	1,477,827
Province of Manitoba
	2.600%, 04/16/24	750	745,571
Roche Holdings, Inc.
Ω	1.882%, 03/08/24	1,000	996,709
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.100%, 11/13/26	200	200,938
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24	261	253,580
Svensk Exportkredit AB
	0.375%, 03/11/24	1,000	994,440
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.362%, 08/03/26	250	253,588
Svenska Handelsbanken AB
Ω	0.550%, 06/11/24	750	736,967
Westpac Banking Corp.
	3.300%, 02/26/24	1,827	1,824,217
Westpac Banking Corp., SOFR + 0.720%, FRN
(r)	6.076%, 11/17/25	58	58,170
Westpac Banking Corp., Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.359%, 08/26/25	1,750	1,761,865
TOTAL BONDS			50,678,530
U.S. TREASURY OBLIGATIONS — (26.7%)
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r)	5.420%, 07/31/25	8,165	8,156,126
	Face Amount	Value†
	(000)

U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r) 5.464%, 04/30/25	3,725	$3,724,139
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.170%, FRN
(r) 5.465%, 10/31/25	13,500	13,492,458
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r) 5.495%, 01/31/25	6,333	6,334,747
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.245%, FRN
(r) 5.540%, 01/31/26	2,250	2,251,222
TOTAL U.S. TREASURY OBLIGATIONS		33,958,692

COMMERCIAL PAPER — (32.5%)
Australia & New Zealand Banking Group Ltd.
Ω	5.843%, 03/25/24	500	495,965
Ω	0.017%, 04/10/24	250	247,396
Ω	5.679%, 03/06/24	1,000	994,805
Bank of Montreal
	5.580%, 02/07/24	600	599,382
	5.610%, 02/12/24	1,250	1,247,791
	5.580%, 03/25/24	450	446,405
	5.889%, 05/01/24	250	246,614
BNG Bank NV
Ω	5.551%, 03/08/24	500	497,253
Caisse d'Amortissement de la Dette Sociale
Ω	5.613%, 04/16/24	675	667,264
Caisse des Depots et Consignations
Ω	5.455%, 03/21/24	2,000	1,985,037
Canadian Imperial Bank of Commerce
Ω	5.651%, 06/05/24	700	686,983
CDP Financial, Inc.
Ω	5.809%, 04/01/24	500	495,377
Ω	5.832%, 04/08/24	500	494,871
Cooperatieve Rabobank UA
	5.480%, 02/07/24	700	699,281
	5.560%, 02/07/24	1,000	998,972
	5.879%, 05/02/24	250	246,576
	5.722%, 06/14/24	300	294,095
DNB Bank ASA
Ω	5.520%, 02/23/24	1,250	1,245,796
Ω	5.737%, 02/23/24	1,120	1,116,233
Ω	5.704%, 06/17/24	300	294,047
Hydro-Quebec
Ω	5.422%, 02/09/24	1,000	998,682

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Kreditanstalt fuer Wiederaufbau
Ω	5.737%, 04/05/24	300	$297,161
Ω	5.760%, 05/02/24	250	246,647
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.460%, 02/06/24	560	559,505
Ω	5.788%, 05/23/24	1,500	1,475,240
Ω	5.426%, 04/05/24	306	303,056
Ω	5.471%, 05/17/24	250	246,081
National Australia Bank Ltd.
Ω	5.813%, 03/04/24	450	447,803
Ω	5.801%, 04/15/24	250	247,190
National Securities Clearing Corp.
Ω	5.725%, 04/10/24	3,600	3,562,387
NRW Bank
Ω	5.550%, 03/05/24	500	497,511
Ω	5.722%, 02/16/24	700	698,363
Ω	5.645%, 02/02/24	280	279,918
Ω	5.611%, 03/06/24	1,200	1,193,852
Oesterreichische Kontrollbank AG
	5.736%, 04/05/24	2,000	1,980,494
	5.715%, 04/05/24	740	732,783
Province of Alberta
Ω	5.807%, 04/19/24	300	296,502
Province Of Alberta
Ω	5.677%, 02/26/24	2,000	1,992,333
PSP Capital, Inc.
Ω	5.692%, 02/15/24	1,250	1,247,246
Ω	5.761%, 04/02/24	1,150	1,139,265
		Face Amount	Value†
		(000)
Ω	5.750%, 04/10/24	700	$692,677
Ω	5.630%, 05/09/24	500	492,771
Quebec Govt
Ω	5.448%, 03/18/24	2,000	1,986,199
Ω	5.449%, 03/26/24	250	247,980
Toronto-Dominion Bank
Ω	5.580%, 03/06/24	650	646,652
Ω	5.571%, 03/12/24	1,750	1,739,415
United Overseas Bank Ltd.
Ω	5.721%, 05/16/24	3,000	2,952,825
TOTAL COMMERCIAL PAPER (Cost $41,197,657)			41,200,681
TOTAL INVESTMENT SECURITIES (Cost $125,942,908)			125,837,903

		Shares
TEMPORARY CASH INVESTMENTS — (0.5%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	573,779	573,779
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	44,311	512,593
TOTAL INVESTMENTS — (100.0%)
(Cost $127,029,280)^^			$126,924,275
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$50,678,530	—	$50,678,530
U.S. Treasury Obligations	—	33,958,692	—	33,958,692
Commercial Paper	—	41,200,681	—	41,200,681
Temporary Cash Investments	$573,779	—	—	573,779
Securities Lending Collateral	—	512,593	—	512,593
TOTAL	$573,779	$126,350,496	—	$126,924,275

DFA Two-Year Government Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (6.4%)
Federal Home Loan Bank Discount Notes
∞	4.567%, 02/06/24	500	$499,567
∞	5.126%, 02/27/24	3,483	3,469,416
∞	5.128%, 02/28/24	650	647,371
∞	5.143%, 03/08/24	400	397,852
∞	5.128%, 05/03/24	3,800	3,749,837
TOTAL AGENCY OBLIGATIONS			8,764,043
U.S. TREASURY OBLIGATIONS — (93.2%)
U.S. Treasury Bills
∞	4.755%, 02/20/24	5,500	5,484,725
∞	4.950%, 03/05/24	11,025	10,971,892
∞	5.016%, 03/12/24	14,270	14,186,499
∞	4.902%, 03/14/24	6,550	6,523,209
∞	4.986%, 03/14/24	5,750	5,720,534
∞	5.059%, 03/19/24	10,450	10,378,045
∞	5.383%, 03/26/24	4,367	4,332,577
∞	5.057%, 05/02/24	4,650	4,602,834
∞	5.082%, 05/02/24	11,373	11,234,872
∞	5.074%, 05/23/24	60	59,035
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r)	5.420%, 07/31/25	13,860	13,844,938
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r)	5.464%, 04/30/25	13,845	13,841,798
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.170%, FRN
(r)	5.465%, 10/31/25	13,200	13,192,626
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r)	5.495%, 01/31/25	13,430	13,433,704
TOTAL U.S. TREASURY OBLIGATIONS			127,807,288
TOTAL INVESTMENT SECURITIES (Cost $136,551,723)			136,571,331

	Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 5.300%	548,359	548,359
TOTAL INVESTMENTS — (100.0%)
(Cost $137,100,082)^^		$137,119,690
Summary of the Portfolio's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$8,764,043	—	$8,764,043
U.S. Treasury Obligations	—	127,807,288	—	127,807,288
Temporary Cash Investments	$548,359	—	—	548,359
TOTAL	$548,359	$136,571,331	—	$137,119,690

DFA Two-Year Government Portfolio
CONTINUED

Global Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	136,911,308	$4,468,785,081
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	109,767,347	1,658,584,616
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	41,006,554	1,491,818,435
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	30,611,562	662,740,321
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,601,118	134,609,785
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	13,397,185	47,827,950
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,019,460,582)		$8,464,366,188

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $801,509)	801,509	801,509
TOTAL INVESTMENTS — (100.0%) (Cost $4,020,262,091)^^		$8,465,167,697
Summary of the Global Fund's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,464,366,188	—	—	$8,464,366,188
Temporary Cash Investments	801,509	—	—	801,509
TOTAL	$8,465,167,697	—	—	$8,465,167,697

Global Allocation 60/40 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	35,944,913	$1,173,241,948
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	60,069,591	549,036,058
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	28,991,493	438,061,458
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	10,856,291	394,951,856
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	35,142,680	363,023,889
Investment in DFA Global Core Plus Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	20,927,159	190,855,689
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	18,064,298	180,823,619
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	8,145,633	176,352,967
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	11,240,825	95,209,789
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	8,490,453	92,376,126
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	963,111	36,001,094
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,665,796	13,086,893
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $2,495,929,743)		$3,703,021,386

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $1,535,692)	1,535,692	1,535,692
TOTAL INVESTMENTS — (100.0%) (Cost $2,497,465,435)^^		$3,704,557,078
Summary of the Global Fund's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$3,703,021,386	—	—	$3,703,021,386
Temporary Cash Investments	1,535,692	—	—	1,535,692
TOTAL	$3,704,557,078	—	—	$3,704,557,078

Global Allocation 25/75 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	20,901,876	$215,916,382
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	22,216,324	215,720,508
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	2,870,655	93,698,168
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	7,294,964	79,369,211
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,318,175	35,027,617
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	860,618	31,309,281
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	3,419,834	28,965,996
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	650,771	14,089,202
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	77,253	2,887,732
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	289,163	1,032,310
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $619,337,829)^^		$718,016,407
Summary of the Global Fund's investments as of January 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$718,016,407	—	—	$718,016,407
TOTAL	$718,016,407	—	—	$718,016,407

ORGANIZATION
Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2024, the Fund consisted of ten portfolios (the “Portfolios”), of which three are “Stand-alone Funds”, four are “Feeder Funds” in a master-feeder structure, and three are “Fund of Funds”.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a “Master Fund”). Each Feeder Fund’s investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Shares of investment companies (“Underlying Funds”) held by Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio (each a “Global Fund” and collectively, the “Global Funds”) and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of a Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that a Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At January 31, 2024, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
U.S. Large Company Portfolio	$2,778,453
U.S. Large Cap Value Portfolio III	1,942,862
DFA International Value Portfolio	7,771,378
DFA International Value Portfolio III	2,189,159
Emerging Markets Portfolio II	7,416
DFA Two-Year Fixed Income Portfolio	127,073
DFA Two-Year Government Portfolio	137,100
Global Equity Portfolio	4,203,978
Global Allocation 60/40 Portfolio	2,542,996
Global Allocation 25/75 Portfolio	630,640
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios' financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios' shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios' until the 2024 annual shareholder reports, and will have no effect on the Portfolios' accounting policies or financial statements.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.